Cash and Cash Equivalents - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 646	¥ 4,605
RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 330	¥ 3,239